Mar. 01, 2020
TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

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Transamerica Intermediate Muni

Effective as of May 1, 2020, the management fee schedule and sub-advisory fee schedule with respect to the fund will be revised as described herein.

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Effective as of May 1, 2020, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	T2	I2
Management fees[1]	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[2]	0.11%	0.13%	0.17%	0.06%	0.06%
Acquired fund fees and expenses[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.79%	1.56%	0.60%	0.74%	0.49%
Fee waiver and/or expense reimbursement[4]	0.10%	0.25%	0.11%	0.10%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.69%	1.31%	0.49%	0.64%	0.49%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[4]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2021 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.85% for Class A shares, 1.60% for Class C shares, 0.49% for Class I shares, 0.96% for Class T2 shares and 0.60% for Class I2 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. In addition, TAM has contractually agreed to waive 0.10% of the 0.25% 12b-1 fee for Class A and Class T2 shares and 0.25% of the 1.00% 12b-1 fee for Class C shares through March 1, 2021.

Effective as of May 1, 2020, the “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$393	$559	$740	$1,262
Class C	$233	$468	$826	$1,835
Class I	$50	$181	$324	$740
Class T2	$363	$520	$690	$1,182
Class I2	$50	$157	$274	$616

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$393	$559	$740	$1,262
Class C	$133	$468	$826	$1,835
Class I	$50	$181	$324	$740
Class T2	$363	$520	$690	$1,182
Class I2	$50	$157	$274	$616

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Investors Should Retain this Supplement for Future Reference

March 18, 2020